TRADE AND OTHER PAYABLES	12 Months Ended
Jun. 30, 2022
TRADE AND OTHER PAYABLES [Abstract]
TRADE AND OTHER PAYABLES
8.	TRADE AND OTHER PAYABLES
	2022	2021
	US$	US$
Current
Trade payables	1,677,757	286,846
Accruals	196,450	255,965
Payroll liabilities	25,141	2,031
Total trade and other payables	1,899,348	544,842